October 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C.  20549

RE:	ING Mutual Funds

(File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

On behalf of ING Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 4, 2013, to ING Diversified International Fund’s Prospectus dated February 28, 2013.

The purpose of the filing is to submit the 497(e) filing dated October 4, 2013 in XBRL for the ING Diversified International Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com